Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Related Party Transactions
4. Related Party Transactions
As of December 31, 2024, the Company was wholly-owned subsidiary of Lennar. Following the
Spin-Off,
the Company is externally managed and advised by Kennedy Lewis Land and Residential Advisors LLC and Lennar owns approximately 20% of Millrose’s outstanding shares of common stock.

PREDECESSOR MILLROSE BUSINESS [Member]
Related Party Transactions
3. Related Party Transactions
These Combined Financial Statements have been derived from the consolidated financial statements and accounting records of Lennar.
Cost Allocations
For the purposes of preparing these Combined Financial Statements, a portion of Lennar’s expenses for the regional and divisional land teams tasked with acquiring and developing the land inventories have been all oca
ted to the Predecessor Millrose Business. See Note 2. Basis of Presentation and Summary of Significant Accounting Policies for a discussion of the methodology used to allocate such costs for the purpose of preparing these Combined Financial Statements.
These allocations included primarily salaries and expenses for professional services, which are reflected in the Combined Statements of Operations as follows:

	Twelve Months Ended December 31,
(In thousands)	2024	2023
Salaries, general and administrative expenses	$246,221	$209,792